N-4	Sep. 25, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Sep. 25, 2026
Amendment Flag	false
Soloist
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees (the "Board") of Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Service Class (the "Board"), approved the merger of the Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Service Class (the "Target Fund") into the Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Service Class (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about October 9, 2026 (the "Effective Date").Effective at the close of business on October 8th, 2026, the Target Fund is no longer available to receive transfers or purchase payments.As of the Effective Date, the following changes apply to the Contract:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before October 9, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	1.04%*	18.81%	6.82%	9.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before October 9, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	1.04%*	18.81%	6.82%	9.46%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Soloist | Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	18.81%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	9.46%